Financial assets and liabilities analysis per instrument class and strategy	12 Months Ended
Dec. 31, 2019
Financial assets and liabilities analysis per instrument class and strategy
Financial assets and liabilities analysis per instrument class and strategy

14) Financial assets and liabilities analysis per instrument class and strategy

The financial assets and liabilities disclosed in the balance sheet are detailed as follows:

As of December 31, 2019			Other
(M$)		Fair value through	Comprehensive	Fair value of
Assets/(Liabilities)	Amortized cost	P&L	Income	hedging instruments	Total	Fair value
Equity affiliates: loans	3,999	—	—	—	3,999	3,999
Other investments	—	1,272	506	—	1,778	1,778
Non-current financial assets	164	236	—	512	912	912
Other non-current assets	2,314	—	—	—	2,314	2,314
Accounts receivable, net (b)	18,488	—	—	—	18,488	18,488
Other operating receivables	6,713	4,791	—	2	11,506	11,506
Current financial assets	3,870	122	—	—	3,992	3,992
Cash and cash equivalents	27,352	—	—	—	27,352	27,352
Total financial assets	62,900	6,421	506	514	70,341	70,341
Total non-financial assets					202,953	—
Total assets					273,294	—
Non-current financial debt(a)	(46,035)	(44)	—	(1,694)	(47,773)	(50,921)
Accounts payable (b)	(28,394)	—	—	—	(28,394)	(28,394)
Other operating liabilities	(10,927)	(5,333)	—	(2)	(16,262)	(16,262)
Current borrowings(a)	(14,819)	—	—	—	(14,819)	(14,819)
Other current financial liabilities	—	(63)	—	(424)	(487)	(487)
Total financial liabilities	(100,175)	(5,440)	—	(2,120)	(107,735)	(110,883)
Total non-financial liabilities					(165,559)	—
Total liabilities					(273,294)	—

(a)	The financial debt is adjusted to the hedged risks value (currency and interest rate) as part of hedge accounting (see Note 15 to the Consolidated Financial Statements).
(b)	The impact of offsetting on accounts receivable, net is $(2,073) million and $2,073 million on accounts payable.

As of December 31, 2018			Fair value through
(M$)		Fair value through	OCI - equity	Fair value of
Assets / (Liabilities)	Amortized cost	P&L	instruments	instruments hedge	Total	Fair value
Equity affiliates: loans	4,755	—	—	—	4,755	4,755
Other investments	—	1,059	362	—	1,421	1,421
Non-current financial assets	—	67	—	613	680	680
Other non-current assets	2,348	—	—	—	2,348	2,348
Accounts receivable, net (b)	17,270	—	—	—	17,270	17,270
Other operating receivables	6,994	2,731	—	8	9,733	9,733
Current financial assets	3,536	73	—	45	3,654	3,654
Cash and cash equivalents	27,907	—	—	—	27,907	27,907
Total financial assets	62,810	3,930	362	666	67,768	67,768
Total non-financial assets					188,994
Total assets					256,762
Non-current financial debt(a)	(38,220)	(29)	—	(1,880)	(40,129)	(41,281)
Accounts payable (b)	(26,134)	—	—	—	(26,134)	(26,134)
Other operating liabilities	(9,854)	(3,429)	—	(3)	(13,286)	(13,286)
Current borrowings(a)	(13,306)	—	—	—	(13,306)	(13,306)
Other current financial liabilities	—	(183)	—	(295)	(478)	(478)
Total financial liabilities	(87,514)	(3,641)	—	(2,178)	(93,333)	(94,485)
Total non-financial liabilities					(163,429)
Total liabilities					(256,762)

(a)	The financial debt is adjusted to the hedged risks value (currency and interest rate) as part of hedge accounting (see Note 15 to the Consolidated Financial Statements).
(b)	The impact of offsetting on accounts receivable, net is $(2,903) million and $2,903 million on accounts payable.

	Financial instruments related to financing and operational activities
		Fair value						Other
							Net	financial
As of December 31, 2017					Hedging of		investment	instruments
(M$)	Amortized	Available	Held for	Financial	Financial	Cash flow	hedge and	Amortized
Assets / (Liabilities)	cost	for sale (a)	trading	debt (b)	Debt	hedge	other	cost	Total	Fair value
Equity affiliates: loans	5,135	—	—	—	—	—	—	—	5,135	5,135
Other investments	—	1,727	—	—	—	—	—	—	1,727	1,727
Non-current financial assets	—	—	73	—	337	269	—	—	679	679
Other non-current assets	3,765	50	—	—	—	—	—	—	3,815	3,815
Accounts receivable, net (c)	—	—	—	—	—	—	—	14,893	14,893	14,893
Other operating receivables	—	—	1,977	—	—	12	—	7,347	9,336	9,336
Current financial assets	2,970	—	251	—	172	—	—	—	3,393	3,393
Cash and cash equivalents	—	—	—	—	—	—	—	33,185	33,185	33,185
Total financial assets	11,870	1,777	2,301	—	509	281	—	55,425	72,163	72,163
Total non-financial assets	—	—	—	—	—	—	—	—	170,468	—
Total assets	—	—	—	—	—	—	—	—	242,631	—
Non-current financial debt	(18,470)	—	(20)	(21,768)	(951)	(131)	—	—	(41,340)	(42,886)
Accounts payable (c)	—	—	—	—	—	—	—	(26,479)	(26,479)	(26,479)
Other operating liabilities	—	—	(1,794)	—	—	—	—	(8,341)	(10,135)	(10,135)
Current borrowings	(6,925)	—	—	(4,171)	—	—	—	—	(11,096)	(11,095)
Other current financial liabilities	—	—	(88)	—	(157)	—	—	—	(245)	(245)
Total financial liabilities	(25,395)	—	(1,902)	(25,939)	(1,108)	(131)	—	(34,820)	(89,295)	(90,840)
Total non-financial liabilities	—	—	—	—	—	—	—	—	(153,336)	—
Total liabilities	—	—	—	—	—	—	—	—	(242,631)	—

(a)	Financial assets available for sale are measured at their fair value except for unlisted securities and listed securities on non active markets (see Note 8 to the Consolidated Financial Statements).
(b)	The financial debt is adjusted to the hedged risks value (currency and interest rate) as part of hedge accounting (see Note 15 to the Consolidated Financial Statements).
(c)	The impact of offsetting on accounts receivable, net is $(3,471) million and $3,471 million on accounts payable.